WARRANT LIABILITIES - Quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants (Details)	Dec. 31, 2021	Mar. 18, 2021
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of the warrants	32.52	31.26
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of the warrants	0.90	6.58
Expected life of the warrants to convert
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of the warrants	4.72	5.50
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of the warrants	1.27	1.09
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of the warrants	0.0	0.0